Average Annual Total Returns - Class Z2 Shares - Alger Capital Appreciation Institutional Fund - IR	Class Z-2 Inception Date	Class Z-2 Return Before Taxes 1 Year	Class Z-2 Return Before Taxes Since Inception	Class Z-2 Return After Taxes on Distributions 1 Year	Class Z-2 Return After Taxes on Distributions Since Inception	Class Z-2 Return After Taxes on Distributions and Sale of Shares 1 Year	Class Z-2 Return After Taxes on Distributions and Sale of Shares Since Inception	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Oct. 14, 2016	41.80%	23.98%	37.02%	21.07%	28.09%	18.87%	38.49%	24.22%